Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 1		₨ 1
Balances with banks	3,035		14,494
Term deposits with banks (original maturities less than 3 months)	2,743		357
Cash and cash equivalents in the statements of financial position	5,779	$ 70	14,852
Balance in unclaimed dividend and debenture interest account	86		86
Balances in Escrow account pursuant to the Business Transfer Agreement with Wockhardt Limited (refer to note 6 for details)	0		40
Balances in Escrow account pursuant to the Business Transfer Agreement with Nimbus Health GmbH (refer to note 6 for details)	0		84
Other restricted cash balances	₨ 73		₨ 72